Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	75 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000005529
Average Annual Return [Line Items]
Average Annual Return, Percent	4.98%	(0.30%)		1.40%
Without Sales Load [Member] | C000005530
Average Annual Return [Line Items]
Average Annual Return, Percent	4.49%	(0.78%)		1.01%
Without Sales Load [Member] | C000005531
Average Annual Return [Line Items]
Average Annual Return, Percent	4.19%	(0.94%)		0.76%
Without Sales Load [Member] | C000159679
Average Annual Return [Line Items]
Average Annual Return, Percent	4.94%	(0.22%)		1.51%
Without Sales Load [Member] | C000219349
Average Annual Return [Line Items]
Average Annual Return, Percent	5.31%	0.13%	0.93%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%		1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%		1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%		1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%		1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	0.42%